CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 4,063,482		¥ 4,548,910
Reversal of credit losses	(3,751,575)	$ (543,841)	(552,008)
Charge to cost of sales	97,522	14,138	66,580
Ending balance	¥ 409,429	$ 59,352	¥ 4,063,482